SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2016
Share-based Compensation [Abstract]
Schedule Of Share-based Compensation Expense
Expenses and capitalized compensation costs recorded by SDG&E and SoCalGas were as follows:

SHARE-BASED COMPENSATION EXPENSE – SDG&E AND SOCALGAS
(Dollars in millions)
	Years ended December 31,
	2016	2015	2014
SDG&E:
Share-based compensation expense, before income taxes	$7	$8	$8
Income tax benefit	(3)	(3)	(3)
	$4	$5	$5

Capitalized share-based compensation cost	$4	$4	$3

SoCalGas:
Share-based compensation expense, before income taxes	$8	$10	$8
Income tax benefit	(3)	(4)	(3)
	$5	$6	$5

Capitalized share-based compensation cost	$3	$2	$2
Total share-based compensation expense for all of Sempra Energy’s share-based awards was comprised as follows:

SHARE-BASED COMPENSATION EXPENSE – SEMPRA ENERGY CONSOLIDATED
(Dollars in millions, except per share amounts)
	Years ended December 31,
	2016	2015	2014
Share-based compensation expense, before income taxes	$46	$48	$46
Income tax benefit	(18)	(19)	(18)
	$28	$29	$28

Excess income tax benefit	$(34)	$—	$—

Schedule Of Non-qualified Stock Options
The following table shows a summary of non-qualified stock options at December 31, 2016 and activity for the year then ended:

NON-QUALIFIED STOCK OPTIONS

	Shares under option	Weighted- average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (in millions)
Outstanding at January 1, 2016	527,997	$53.62
Exercised	(167,742)	$56.11
Outstanding at December 31, 2016	360,255	$52.46	2.0	$17

Vested at December 31, 2016	360,255	$52.46	2.0	$17
Exercisable at December 31, 2016	360,255	$52.46	2.0	$17

Schedule Of Restricted Stock Awards And Units Valuation Assumptions
Below are key assumptions for awards granted in 2016, 2015 and 2014 for Sempra Energy:

KEY ASSUMPTIONS FOR AWARDS GRANTED

	Years ended December 31,
	2016	2015	2014
Risk-free rate of return	1.3%	1.1%	1.2%
Stock price volatility	16	14	16

Schedule Of Restricted Stock Awards
We provide below a summary of Sempra Energy’s RSAs at December 31, 2016 and the activity during the year.

RESTRICTED STOCK AWARDS

	Shares	Weighted-average grant-date fair value
Nonvested at January 1, 2016	1,537	$75.87
Vested	(1,537)	$75.87
Nonvested at December 31, 2016	—	$—

Schedule Of Restricted Stock Units
We provide below a summary of Sempra Energy’s RSUs as of December 31, 2016 and the activity during the year.

RESTRICTED STOCK UNITS

	Performance-based restricted stock units		Service-based restricted stock units
	Units	Weighted- average grant-date fair value	Units	Weighted- average grant-date fair value
Nonvested at January 1, 2016	2,271,675	$73.28	348,806	$80.14
Granted	467,830	$100.37	95,876	$93.59
Vested	(761,042)	$49.28	(135,456)	$65.20
Forfeited	(24,141)	$115.73	(3,490)	$90.58
Nonvested at December 31, 2016(1)	1,954,322	$88.58	305,736	$94.68
Expected to vest at December 31, 2016	1,883,636	$88.07	293,822	$90.58

(1)
Each RSU represents the right to receive one share of our common stock if applicable performance conditions are satisfied. For all performance-based RSUs, except for those issued in connection with the creation of Cameron LNG JV, up to an additional 50 percent (100 percent for awards granted during or after 2014) of the shares represented by the RSUs may be issued if Sempra Energy exceeds target performance conditions.